Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CHOP
Entity Registrant Name	China Gerui Advanced Materials Group Ltd
Entity Central Index Key	0001449801
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	59,561,899
Amendment Description	The Company is filing this Amendment No. 1 to Form 20-F (the "Amendment No. 1") for the purpose of amending certain disclosures related to the acquisition of Zhengzhou No. 2 Iron and Steel Company Limited, a PRC company ("Zhengzhou Company") included in the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2012, which was filed on April 30, 2013 (the "Form 20-F"). As required by Rule 12b-15 under the Exchange Act of 1934, as amended, updated certifications of our principal executive officer and our principal financial officer are being filed as exhibits to this Amendment No. 1. This Amendment also includes a new Exhibit 15.1, which contains the consent of our independent registered public accounting firm with respect to this Amendment No. 1. Other than as described above, this Amendment No. 1 speaks as of the date of the initial filing of the Form 20-F and does not, and does not purport to, amend, update or restate the information in the Form 20-F or reflect any events that have occurred after the Form 20-F was filed.